Marketable Equity Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investment in Marketable Securities [Abstract]
Shares of XWIN. (in Shares)	830,000
Cost of of equity securities	$ 4,977,798
Fair value of equity securities	4,980,098
Other Borrowings	2,009,569
Unrealized gains related to marketable equity securities	$ 2,300